Investment in joint venture - Disclosure of movement in the lease liabilities of the AGM (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Lease payments	$ (127)	$ (130)
Interest expense	17	25
Less: current portion of lease liabilities	(125)	(110)
Total non-current portion of lease liabilities	78	204
Asanko Gold Mine [Member]
Disclosure of transactions between related parties [line items]
Balance, beginning of period	891	10,492
Recognition of leases entered into during the period	18,765	5,537
Lease payments	(1,932)	(15,345)
Interest expense	1,601	207
Total lease liabilities, end of period	19,325	891
Less: current portion of lease liabilities	(4,485)	(778)
Total non-current portion of lease liabilities	$ 14,840	$ 113